Insurance Liabilities - Discounting Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of liabilities for unpaid claims	$ 1,229.5
Aggregate amount of discount	209.4
Long-Term Disability/Group Life Waiver
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of liabilities for unpaid claims	1,076.2	$ 1,057.5
Aggregate amount of discount	209.4	208.0
Interest accretion	$ 33.0	$ 33.8	$ 33.9
Short-Duration Insurance Contract, Discounted Liability, Interest Accretion, Statement of Financial Position [Extensible Enumeration]	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense
Long-Term Disability/Group Life Waiver | Minimum
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Discount rate	2.80%	2.80%
Long-Term Disability/Group Life Waiver | Maximum
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Discount rate	7.00%	7.00%
Dental/Vision/Short-Term Disability/Critical Illness/Accident/PFML
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of liabilities for unpaid claims	$ 79.7	$ 73.1
Group Life
Short-duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of liabilities for unpaid claims	$ 73.6	$ 80.2